Semiannual Report - Financial Statements

T. Rowe Price

Tax-Free High
Yield Fund

August 31, 1999

Portfolio Highlights
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION


                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                      2/28/99      8/31/99
--------------------------------------------------------------------------------

Hospital Revenue                                          15%          18%

Industrial and Pollution Control Revenue                  12           12

Life Care/Nursing Home Revenue                             8           12

Nuclear Revenue                                           11           11

Housing Finance Revenue                                    8            8

Prerefunded Bonds                                          7            7

General Obligation - Local                                 8            6

Ground Transportation Revenue                              5            5

Dedicated Tax Revenue                                      6            4

General Obligation - State                                 3            3

Electric Revenue                                           2            3

Lease Revenue                                              4            3

Solid Waste Revenue                                        2            3

Miscellaneous Revenue                                      2            2

Escrowed to Maturity                                       2            2

All Other                                                  4            2

Other Assets Less Liabilities                              1           -1

Total                                                    100%         100%


T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited



Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                     6 Months      Year
                        Ended     Ended
                      8/31/99   2/28/99   2/28/98   2/28/97   2/29/96   2/28/95

NET ASSET VALUE

Beginning of period  $  12.53  $  12.66  $  12.12  $  12.10  $  11.62  $  12.26

Investment activities

  Net investment
  income                 0.33      0.66      0.69      0.70      0.72      0.73

  Net realized
  and unrealized
  gain (loss)           (0.66)    (0.07)     0.54      0.02      0.48     (0.60)

  Total from
  investment
  activities            (0.33)     0.59      1.23      0.72      1.20      0.13

Distributions

  Net investment
  income                (0.33)    (0.66)    (0.69)    (0.70)    (0.72)    (0.73)

  Net realized gain         -     (0.06)        -        -          -     (0.04)

  Total distributions   (0.33)    (0.72)    (0.69)    (0.70)    (0.72)    (0.77)

NET ASSET VALUE
End of period        $  11.87  $  12.53  $  12.66  $  12.12    $12.10  $  11.62
                     -----------------------------------------------------------

Ratios/Supplemental Data
Total return
(diamond)               (2.71)%    4.80%    10.42%     6.22%    10.62%     1.26%

Ratio of total
expenses to
average net assets       0.71%!    0.71%     0.72%     0.74%     0.75      0.79%

Ratio of net investment
income to average
net assets               5.28%!    5.28%     5.59%     5.86%     6.07      6.29%

Portfolio
turnover rate           77.0%!    38.9%     24.4%     37.0%     39.3      59.6%

Net assets,
end of period
(in millions)        $  1,286  $  1,357  $  1,242  $  1,053     $990   $    874

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!         Annualized

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                      August 31, 1999

Statement of Net Assets                              Par/Shares        Value
--------------------------------------------------------------------------------
                                                              In thousands

ALABAMA  3.4%

Alexander Special Care Fac.
Fin. Auth., Russell Hosp.

    6.00%, 12/1/22                                   $    3,250   $    3,109

Baldwin County Eastern Shore Health Care Auth.

  Thomas Hosp.

    5.75%, 4/1/27                                         2,500        2,277

    6.75%, 4/1/21                                         1,900        1,957

    8.50%, 4/1/16 (Prerefunded 4/1/01!)                   4,000        4,329

Columbia Industrial Dev. Board, Alabama Power

    VRDN (Currently 2.875%)                               9,600        9,600

Courtland IDB, Solid Waste Disposal, Champion Int'l

    5.90%, 2/1/17                                         8,000        7,821

Courtland PCR, Champion Intl., 6.00%, 8/1/29 *            3,000        2,875

Marshall County Health Care Auth.

  Guntersville-Arab Medical Center

    7.00%, 10/1/13                                        2,100        2,204

Mobile, GO

  Capital Improvement Warrants

    Zero Coupon, 8/15/18 (MBIA Insured)                   4,550        1,348

    Zero Coupon, 8/15/19 (MBIA Insured)                   4,675        1,292

    Zero Coupon, 8/15/20 (MBIA Insured)                   4,810        1,239

Mobile Airport Auth.,
    8.875%, 10/1/15 (Prerefunded 4/1/00!) *               1,858        1,963

Shelby County

  GO

    7.40%, 8/1/07                                         2,000        2,141

    7.70%, 8/1/17                                         1,000        1,072

West Jefferson IDA, Board Pollution,

    VRDN (Currently 3.25%)                                1,000        1,000

Total Alabama (Cost  $42,106)                                         44,227


ALASKA  1.3%

Alaska Housing Fin.,

    5.875%, 12/1/24 (MBIA Insured)                        5,000        5,106

Valdez Marine Terminal

    British Petroleum Pipeline, 5.50%, 10/1/28           10,850       10,235

    Exxon Pipeline, VRDN (Currently 2.70%)                1,500        1,500

Total Alaska (Cost  $16,787)                                          16,841


ARIZONA  0.6%

Peoria IDA

  Sierra Winds

    6.25%, 8/15/14                                   $    2,040   $    1,963

    6.25%, 8/15/20                                        3,500        3,309

    6.375%, 8/15/29                                       1,000          944

Tempe IDA, Friendship Village of Tempe,
    6.75%, 12/1/13                                        1,950        1,970

Total Arizona (Cost  $8,214)                                           8,186


CALIFORNIA  5.2%

California HFFA, Daughters of Charity Health Systems

  St. Francis Medical Center

    5.75%, 10/1/23 (Escrowed to Maturity)                 6,515        6,632

Foothill / Eastern Transportation Corridor Agency

  California Toll Road

    Zero Coupon, 1/1/15                                   2,500        1,077

    Zero Coupon, 1/1/17                                  12,265        4,661

    Zero Coupon, 1/1/19                                  10,000        3,374

    Zero Coupon, 1/1/25                                   8,000        1,880

    Zero Coupon, 1/15/25 (MBIA Insured)                  10,000        2,081

    Zero Coupon, 1/1/26                                  17,500        3,863

    Zero Coupon, 1/1/28                                  10,000        1,965

    Zero Coupon, 1/1/30                                  25,000        4,374

Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12             3,000        3,160

Inglewood Redev. Agency, Century Redev.,

    6.125%, 7/1/23                                        3,440        3,464

Los Angeles County, GO, COP, Marina del Rey,

    6.50%, 7/1/08                                         3,250        3,447

Los Angeles Regional Airports

  LAX Airport Improvement, 5.65%, 8/1/17 *               15,775       14,803

Sacramento City Fin. Auth., Convention Center,

    6.25%, 1/1/30                                        10,000        9,603

San Jose Multifamily Housing

  Helzer Courts Apartments, (144a),
    6.40%, 12/1/41 *                                      3,000        2,877

Total California (Cost  $62,434)                                      67,261


COLORADO  1.5%

Colorado Housing Fin. Auth.

    8.65%, 8/1/03                                           395          406

    8.70%, 11/1/04 *                                      1,015        1,048

Colorado Housing Fin. Auth.

    9.00%, 8/1/03                                    $      420   $      430

    9.40%, 8/1/03 *                                         220          226

    9.60%, 8/1/01 *                                          95           97

Denver City and County, Airport System

  United Air Lines, 6.875%, 10/1/32 *                    11,000       11,403

E-470 Public Highway Auth.

    Zero Coupon, 9/1/20 (MBIA Insured)                   17,420        5,180

Total Colorado (Cost  $17,594)                                        18,790


CONNECTICUT  0.7%

Connecticut Dev. Auth., Mystic Marinelife Aquarium

    7.00%, 12/1/27                                        1,700        1,745

Mashantucket, Pequot Tribe

    5.50%, 9/1/28                                         3,000        2,749

    5.75%, 9/1/27                                         4,000        3,787

Total Connecticut (Cost  $8,533)                                       8,281


DELAWARE  0.8%

Delaware Economic Dev. Auth.

  Delmarva Power and Light

    7.15%, 7/1/18 (FGIC Insured)                          2,500        2,655

  Peninsula Methodist Homes

    8.50%, 5/1/22 (Prerefunded 5/1/02!)                   2,500        2,788

Delaware HFA, Beebe Medical Center, 6.75%, 6/1/14         3,975        4,208

Total Delaware (Cost  $8,860)                                          9,651


DISTRICT OF COLUMBIA  2.1%

Dist. of Columbia

  GO

    7.15%, 7/1/06                                         2,375        2,198

    7.40%, 7/1/06 (FSA Insured)                          12,495       12,785

Dist. of Columbia

  American Geophysical Union, 5.875%, 9/1/23              1,750        1,642

  Medlantic Health Care Group

    5.75%, 8/15/26 (MBIA Insured)(Escrowed to Maturity)   6,000        6,046

District of Columbia

  Methodist Home

    5.50%, 1/1/11                                    $    1,000   $      935

    6.00%, 1/1/20                                         3,920        3,696

Total District of Columbia (Cost  $27,521)                            27,302


FLORIDA  3.3%

Brevard County Tourist Dev.

  Florida Marlins Spring Training Fac.

    6.875%, 3/1/13                                        1,520        1,599

Broward County Resource Recovery

  Broward Waste Energy, L.P. North

    7.95%, 12/1/08                                        4,105        4,259

  Broward Waste Energy, L.P. South

    7.95%, 12/1/08                                        4,165        4,322

Charlotte County, IDR, Beverly Enterprises,

    10.00%, 6/1/11                                          775          840

Collier County IDA, Beverly Enterprises,

    10.75%, 3/1/03                                        1,555        1,689

Dade County, Guaranteed Entitlement

    Zero Coupon, 2/1/12 (MBIA Insured)                   14,715        7,529

Escambia County, IDR, Beverly Enterprises,

    9.80%, 6/1/11                                           415          437

Florida Board of Ed., GO, Capital Outlay,

    5.75%, 6/1/22                                         7,500       7 ,410

Hernando County, IDR, Beverly Enterprises,

    10.00%, 9/1/11                                          740          808

Jacksonville HFA, Genesis Rehabilitation Hosp.

    VRDN (Currently 2.85%)                                1,000        1,000

Jacksonville, IDR

  Beverly Enterprises

    7.00%, 10/1/11                                        2,550        2,548

    9.75%, 10/1/11                                        1,195        1,234

Lee County IDA, Cypress Cove, 6.375%, 10/1/25             2,600        2,590

Leon County, IDR, Beverly Enterprises, 9.80%, 6/1/11        415          437

Manatee County Housing Fin. Auth.,
  Capital Appreciation

    Zero Coupon, 10/1/15                                  2,138          372

Orange County IDA, Beverly Enterprises,

    9.25%, 8/1/10                                           395          425

Santa Rosa County HFA, Gulf Breeze Hosp.,

    8.60%, 10/1/02                                          485          496

St. John's County IDA, Vicar's Landing,

    6.75%, 2/15/12                                        4,000        4,118

Total Florida (Cost  $40,771)                                         42,113


GEORGIA  2.3%

Americus and Sumter County Hosp. Auth.

    Magnolia Manor, 6.375%, 5/15/29                  $    4,500   $    4,273

Athens-Clarke Residential Care Fac.
  for the Elderly Auth.

    Wesley Woods of Athens, 6.375%, 10/1/27               2,500        2,412

Coweta County Residential Care Fac.
  for the Elderly Auth.

  Wesley Woods of Newnan-Peachtree City

    8.25%, 10/1/26                                        3,145        3,499

Municipal Electric Auth. of Georgia

    5.50%, 1/1/20 (MBIA Insured)                          6,500        6,520

    6.25%, 1/1/17                                         4,000        4,240

Rockdale County Dev. Auth.

  Solid Waste Disposal, Visy Paper

    7.40%, 1/1/16 *                                       4,145        4,305

    7.50%, 1/1/26 *                                       4,400        4,557

Total Georgia (Cost  $29,314)                                         29,806


HAWAII  0.5%

Hawaii Dept. of Budget and Fin.

  Kapiolani Health Obligated Group

    6.20%, 7/1/16                                         2,000        2,058

    6.25%, 7/1/21                                         4,000        4,109

Total Hawaii (Cost  $6,049)                                            6,167


IDAHO  1.0%

Idaho HFA:

  Single Family

    6.30%, 1/1/24 *                                       4,840        4,997

    7.80%, 1/1/23 *                                       1,000        1,031

  St. Lukes Regional Medical Center

    VRDN (Currently 2.95%)                                4,300        4,300

Idaho Student Loan Marketing Assoc.,

    6.70%, 10/1/07 *                                      2,500        2,526

Total Idaho (Cost  $12,636)                                           12,854


ILLINOIS  7.4%

Aurora, Dreyer Medical Clinic, 8.75%, 7/1/14              4,025       4,320

Chicago, GO, 6.25%, 1/1/15 (AMBAC Insured)                3,500       3,788

Chicago O'Hare Int'l. Airport

  American Airlines, 7.875%, 11/1/25 *               $    2,500   $    2,624

  United Airlines, 5.35%, 9/1/16                          3,800        3,484

Illinois Dev. Fin. Auth., Adventist Health,

    5.50%, 11/15/20                                       5,500        5,042

Illinois HFA

  Community Hosp. of Ottawa, 6.85%, 8/15/24               5,275        5,591

  Covenant Retirement Community, 7.60%, 12/1/12           2,665        2,875

  Glen Oaks Medical Center

    7.00%, 11/15/19 (Escrowed to Maturity)                3,300        3,681

    9.50%, 11/15/15 (Escrowed to Maturity)                1,935        2,103

  Hinsdale Hosp.

    7.00%, 11/15/19 (Escrowed to Maturity)                5,100        5,688

  Holy Cross Hosp., 6.75%, 3/1/24                         6,650        7,018

  Northwest Community Hosp

    VRDN (Currently 3.30%)                                3,400        3,400

  Resurrection Health Care

    VRDN (Currently 3.40%) (FSA Insured)                  5,000        5,000

    TECP, 3.50%, 11/24/99                                10,000       10,000

  Riverside Medical Center, 5.75%, 11/15/20               2,620        2,444

  Victory Health Services, 5.375%, 8/15/16                5,105        4,667

Metropolitan Pier and Exposition Auth.

  McCormick Place

    Zero Coupon, 6/15/11 (FGIC Insured)                   5,000        2,650

    Zero Coupon, 6/15/22 (MBIA Insured)                  13,455        3,522

    Zero Coupon, 6/15/23 (MBIA Insured)                  17,355        4,277

    5.25%, 12/15/28 (FGIC Insured)                        7,000        6,432

Southwestern Illinois Dev. Auth.

  Anderson Hosp., 7.00%, 8/15/22 (Prerefunded 8/15/02!)   2,500        2,720

Village of Carol Stream, DuPage County

  Windsor Park Manor

    7.00%, 12/1/13                                        2,000        2,063

    7.20%, 12/1/14                                        1,200        1,247

Total Illinois (Cost  $92,505)                                        94,636


INDIANA  2.8%

Goshen, Greencroft Obligation Group,

    5.75%, 8/15/28                                        4,000        3,620

Hammond, Sewage and Solid Waste Disposal

  American Maize Products, 8.00%, 12/1/24 *               4,000        4,448

Indiana HFFA

  Clarian Health Partners, 5.50%, 2/15/16           $    2,800   $    2,703

  Deaconess Hosp., 5.50%, 3/1/29                         5,000        4,522

Indianapolis Airport Auth., Federal Express,

    7.10%, 1/15/17 *                                    1 1,000       11,872

Jasper County Economic Dev., Georgia Pacific,

    5.60%, 4/1/29*                                        7,000       6 ,381

St. Joseph County Economic Dev.

  Madison Center

    5.45%, 2/15/17                                        1,150        1,072

    5.50%, 2/15/21                                        1,000          924

Total Indiana (Cost  $36,043)                                         35,542


IOWA  0.2%

Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                2,400        2,358

Total Iowa (Cost  $2,400)                                              2,358


KENTUCKY  1.8%

Florence Housing Fac., Bluegrass RHF Housing

    7.625%, 5/1/27 (Prerefunded 5/1/07!)                  2,500        2,941

Jefferson County, Louisville Gas and Electric,

    7.45%, 6/15/15                                        4,250        4,418

Jefferson County HFA, Beverly Enterprises,

    5.875%, 5/1/08                                        1,000          966

Kenton County Airport Board

  Delta Airlines

    6.125%, 2/1/22 *                                      6,000        5,853

    7.50%, 2/1/12 *                                       3,600        3,819

    7.50%, 2/1/20 *                                       5,250        5,569


Total Kentucky (Cost  $21,982)                                        23,566

LOUISIANA  3.8%

Lake Charles Harbor and Terminal Dist.

  Panhandle Eastern, 7.75%, 8/15/22                       5,000        5,523

Louisiana Offshore Terminal Auth., Deepwater Port

    7.60%, 9/1/10                                         4,050        4,247

Louisiana PFA

    5.625%, 8/15/29                                       8,000        7,296

  IDR, Beverly Enterprises, 8.25%, 9/1/08                 1,145        1,228

Louisiana PFA

  Pendelton Memorial Methodist Hosp.

    5.25%, 6/1/17                                    $    4,515   $    3,951

    5.25%, 6/1/28                                         5,780        4,851

  St. James Place of Baton Rouge, 10 00%, 11/1/21         4,500        4,883

Plaquemines Parish IDB, PCR, AMAX, 7.25%, 10/1/09         1,280        1,281

Saint Charles Parish, Louisiana Power and Light

    8.00%, 12/1/14                                        8,000        8,290

West Feliciana Parish, PCR

  Gulf States Utilities

    5.80%, 12/1/15                                        4,000        3,777

    8.00%, 12/1/24                                        4,000        4,108

Total Louisiana (Cost  $49,995)                                       49,435


MAINE  0.4%

Maine Housing Auth., Mortgage Purchase

    6.45%, 11/15/26 (AMBAC Insured) *                     4,350        4,526

Total Maine (Cost  $4,350)                                             4,526


MARYLAND  3.0%

Berlin, Atlantic General Hosp., 8.375%, 6/1/22            1,860        1,962

Gaithersburg Economic Dev., Asbury Methodist

    5.50%, 1/1/15                                         5,000        4,800

Maryland CDA

  Single Family

    5.95%, 7/1/23                                         2,780        2,813

    7.25%, 4/1/19                                         2,500        2,585

Maryland HHEFA

  Doctor's Community Hosp., 5.50%, 7/1/24                 3,000        2,670

  Greater Baltimore Medical Center

    VRDN (Currently 3.30%)                                2,805        2,805

  Johns Hopkins Hosp., VRDN (Currently 3.15%)             6,600        6,600

Maryland Ind. Dev. Fin. Auth.

  American Association of Blood Banks

    7.25%, 8/1/13                                         2,700        2,818

  Associated Catholic Charities, 9.00%, 1/1/10            1,205        1,249

Maryland-National Capital Park and Planning Commission

  Little Bennett Golf Fac.

    8.25%, 10/1/11 (Prerefunded 10/1/02!)            $    2,060   $    2,324

Montgomery County Housing Opportunities Commission

  Multifamily, Strathmore Court at White Flint

    8.75%, 7/1/27                                         2,000        2,091

  Single Family

    Zero Coupon, 7/1/27                                   5,000          999

    Zero Coupon, 7/1/28                                  10,450        2,073

    6.10%, 7/1/27                                         1,975        2,025

    7.50%, 7/1/17                                           270          278

Total Maryland (Cost  $37,325)                                        38,092


MASSACHUSETTS  3.3%

Massachusetts

  GO

    VRDN (Currently 3.20%)                                2,300        2,300

    7.50%, 6/1/04                                         2,750        3,017

Massachusetts Bay Transportation Auth., GO

  General Transportation

    7.00%, 3/1/19                                         2,500        2,912

    7.00%, 3/1/21                                         2,000        2,333

Massachusetts Dev. Fin. Agency, Boston Univ.

    5.375%, 5/15/39                                       5,490        4,942

Massachusetts HEFA

  Caritas Christi, 5.625%, 7/1/20                         5,000        4,535

  Nichols College, 6.125%, 10/1/29                        3,500        3,260

Massachusetts Housing Fin. Agency

  Housing Project

    6.375%, 4/1/21 (AMBAC Insured)                        1,950        2,032

  Single Family, 6.35%, 6/1/17                            1,730        1,788

Massachusetts Ind. Fin. Agency

  Bradford College, 5.625%, 11/1/28            N          6,000        5,499

  Nevins Home, 7.875%, 7/1/23                             5,190        5,556

  Ogden Haverhill, 5.40%, 12/1/11 *                       4,000        3,849

Total Massachusetts (Cost  $42,039)                                   42,023


MICHIGAN  2.9%

Dickinson County Economic Dev., Champion Int'l

    5.85%, 10/1/18                                   $    4,000   $    3,879

Flint Hosp. Building Auth., Hurley Medical Center

    5.375%, 7/1/28                                        5,750        5,033

Garden City Hosp. Fin. Auth.

  Garden City Hosp.

    5.625%, 9/1/10                                        1,265        1,184

    5.75%, 9/1/17                                         1,500        1,373

Michigan HDA

    6.20%, 6/1/27 *                                       2,125        2,182

    6.50%, 12/1/17                                        1,155        1,193

Michigan Hosp. Fin. Auth.

  Bay Medical Center, 8.25%, 7/1/12                       1,920        2,021

  Pontiac Osteopathic Hosp., 6.00%, 2/1/24                7,985        7,417

  Saratoga Community Hosp., 8.75%, 6/1/10                 3,432        3,814

Michigan State Building Auth., 6.665%, 10/15/16           6,250        5,813

Michigan Strategic Fund

  Holland Home

    5.75%, 11/15/18                                       1,600        1,487

    5.75%, 11/15/28                                       2,500        2,271

Total Michigan (Cost  $38,163)                                        37,667


MINNESOTA  0.8%

Minneapolis, Walker Methodist Sr. Services

    6.00%, 11/15/28                                       7,500        7,119

Minnesota Housing Fin. Agency

  Single Family

    5.45%, 1/1/17                                         1,300        1,261

    6.70%, 1/1/18                                         1,525        1,590

Total Minnesota (Cost  $10,274)                                        9,970


MISSISSIPPI  2.1%

Mississippi Business Fin., Systems Energy Resources

    5.875%, 4/1/22                                       20,000       18,785

    5.90%, 5/1/22                                         5,000        4,686

Mississippi Home, Single Family,

    9.25%, 3/1/12 (FGIC Insured)                     $      132   $      138

Mississippi Hosp. Equipment and Fac. Auth.

  Magnolia Hosp., 7.375%, 10/1/21                         3,000        3,233

Total Mississippi (Cost  $27,907)                                     26,842


MISSOURI  1.1%

Good Shepherd Nursing Home Dist.

  Nursing Home Fac.

    5.45%, 8/15/08                                        1,150        1,105

    5.90%, 8/15/23                                        2,000        1,877

Hannibal IDA, Hannibal Medical Center

    9.50%, 3/1/22 (Prerefunded 9/1/01!)                   3,750        4,267

Joplin IDA, Tri-State Osteopathic Hosp.,

    8.25%, 12/15/14                                       1,095        1,203

Lee's Summit IDA, John Knox Village,

    7.125%, 8/15/12                                       1,500        1,567

Missouri HEFA, Still Regional Medical Center,

    7.70%, 2/1/13                                         4,250        4,604

Total Missouri (Cost  $13,697)                                        14,623


MONTANA  0.1%

Montana Board of Housing

  Sub. Lien

    7.85%, 10/1/04 (FHA Guaranteed)                         530          553

    8.40%, 10/1/03 *                                        380          389

    8.50%, 10/1/02                                          230          236

    8.525%, 10/1/02 (FHA Guaranteed)                        200          204

    8.95%, 10/1/02 *                                        210          215

    9.20%, 10/1/01 *                                        120          122

Total Montana (Cost  $1,670)                                           1,719


NEBRASKA  0.8%

City of Kearney, Great Platte River Road,

    6.75%, 1/1/23                                         5,000        4,173

Nebraska Investment Fin. Auth.

  Single Family

    6.45%, 3/1/28 (GNMA Guaranteed) *                     4,515        4,668

    Residual Interest Bond / Inverse Floater
    (Currently 11.267%), 3/15/22
    (GNMA Guaranteed) *                                     465          491

Nebraska Investment Fin. Auth.

    Residual Interest Bond / Inverse Floater
    (Currently 11.338%), 9/10/30
    (GNMA Guaranteed) *                              $      800   $      859

Total Nebraska (Cost  $10,658)                                        10,191


NEVADA  2.7%

Clark County Passenger Fac., McCarran Int'l. Airport

    4.75%, 7/1/22 (MBIA Insured)                          7,000        6,044

Clark County, IDR

    Nevada Power, 5.90%, 11/1/32 *                       19,325       18,405

  Southwest Gas

    7.30%, 9/1/27                                         3,000        3,213

    7.50%, 9/1/32 *                                       5,000        5,363

Nevada Housing Division

  Single Family Mortgage, 5.60%, 4/1/17                   1,000          980

  Sub. Lien

    9.35%, 10/1/02                                          160          163

    9.375%, 10/1/00 *                                        50           51

    9.45%, 10/1/03 (FHA Guaranteed) *                       360          370

    9.65%, 10/1/02 *                                        260          268

Total Nevada (Cost  $35,379)                                          34,857


NEW HAMPSHIRE  0.2%

New Hampshire HHEFA, Catholic Medical Center

    8.25%, 7/1/13                                         3,000        3,065

Total New Hampshire (Cost  $2,989)                                     3,065


NEW JERSEY  2.2%

Camden County Improvement Auth.

  Kaighn Point Marine Terminal, 8.00%, 6/1/27 *           4,000        4,332

New Jersey Economic Dev. Auth.

  Franciscan Oaks, 5.75%, 10/1/23                         1,775        1,686

  Kapkowski Road Landfill

    6.375%, 4/1/18                                        2,000        2,019

    6.375%, 4/1/31                                        2,000        2,004

New Jersey Economic Dev. Auth.

  Keswick Pines

    5.75%, 1/1/24                                    $    3,485   $    3,261

    8.75%, 1/1/24 (Prerefunded 1/1/04!)                   6,000        7,056

  The Evergreens, 6.00%, 10/1/17                          1,300        1,298

New Jersey Sports and Exposition Auth., Monmouth Park

    8.00%, 1/1/25 (Prerefunded 1/1/05!)                   5,250        6,143

Total New Jersey (Cost  $25,417)                                      27,799


NEW MEXICO  0.4%

Farmington, PCR

  Public Service Co. of New Mexico

    6.30%, 12/1/16                                        2,400        2,432

    6.375%, 4/1/22                                        2,775        2,829

Total New Mexico (Cost  $5,175)                                        5,261


NEW YORK  9.8%

Dormitory Auth. of the State of New York

  City Univ.

    5.625%, 7/1/16                                        3,100        3,111

    6.00%, 7/1/14                                         2,730        2,874

  State Univ. Ed. Fac

    5.25%, 5/15/13                                        5,000        4,928

    5.25%, 5/15/19                                        5,000        4,758

    5.875%, 5/15/17                                       3,000        3,102

Huntington Housing Auth.

  Gurwin Jewish Sr. Residences, 6.00%, 5/1/39             1,140        1,070

Metropolitan Transportation Auth.

  Service Contract, 5.50%, 7/1/17                         4,000        3,919

New York City

  GO

    VRDN (Currently 2.85%)                                1,000        1,000

    5.25%, 8/1/21                                        15,000       13,896

    5.75%, 2/1/14                                         8,140        8,226

    5.875%, 3/15/13                                       2,750        2,812

    6.00%, 2/15/16                                        2,810        2,847

    6.00%, 8/1/17                                         4,500        4,597

New York City

  GO

    6.20%, 8/1/07                                    $    4,705   $    5,006

    6.20%, 8/1/07 (Prerefunded 8/1/04!)                     120          130

    6.25%, 8/1/09                                         7,000        7,513

New York City Health and Hosp.,
  Health System Bonds

    5.25%, 2/15/17 (AMBAC Insured)                        6,000        5,572

New York City Municipal Water Fin. Auth.,
  Water and Sewer

    5.50%, 6/15/23                                        5,000        4,820

New York City Transitional Fin. Auth.

    VRDN (Currently 2.70%)                                1,000        1,000

New York State Energy Research and Dev., PCR

  Lilco Project, 5.15%, 3/1/16 (MBIA Insured)            14,000       13,275

    Long Island Lighting,
    7.15%, 6/1/20 (Prerefunded 6/15/02!) *                2,085        2,267

New York State Mortgage Agency

  Homeowner Mortgage

    5.90%, 4/1/27                                         4,000        4,040

    6.45%, 10/1/17                                        2,400        2,512

    7.50%, 4/1/26 *                                       3,000        3,194

New York State Power Auth., TECP, 3.15%, 9/18/99          2,000        2,000

New York State Urban Dev.

  Correctional Capital Fac., 5.375%, 1/1/25               4,000        3,735

Oneida County IDA

  St. Elizabeth Medical Center

    5.625%, 12/1/09                                       1,400        1,349

    5.875%, 12/1/29                                       2,750        2,544

    6.00%, 12/1/19                                        2,520        2,395

Triborough Bridge and Tunnel Auth

  General Purpose, 5.25%, 1/1/28                          5,000        4,626

Yonkers IDA, Civic Fac., St. Joseph Hosp.,

    6.15%, 3/1/15                                         2,500        2,376

Total New York (Cost  $122,001)                                      125,494


NORTH CAROLINA  0.6%

North Carolina Medical Care Commission

    Duke Univ. Health System, 4.75%, 6/1/28               7,140        6,018

    Valdese General Hosp.,
    8.75%, 10/1/16 (Prerefunded 10/1/01!)                 1,950        2,154

Total North Carolina (Cost  $8,107)                                    8,172


NORTH DAKOTA  0.3%

Mercer County, PCR, Basin Electrical Power

    7.20%, 6/30/13 (AMBAC Insured)                   $    3,500   $    4,080

Total North Dakota (Cost  $4,004)                                      4,080


OHIO  4.0%

Akron, Municipal Baseball Stadium, COP

    Zero Coupon, 12/1/16                                  2,200        2,076

Cambridge, Guernsey Memorial Hosp.,

    8.00%, 12/1/11                                        1,500        1,590

Cleveland Parking Fac.,

    8.10%, 9/15/22 (Prerefunded 9/15/02!)                10,000       11,224

Fairfield Economic Dev. Auth., Beverly Enterprises,

    8.50%, 1/1/03                                         1,895        1,981

Marion County Health Care Fac., United Church Homes
  8.875%, 12/1/12 (Prerefunded 12/1/99!)                  3,225        3,361

Ohio Air Quality Dev. Auth., PCR

  Cleveland Electric, 6.00%, 8/1/20                       2,700        2,626

  Toledo Edison, 8.00%, 5/15/19                           2,750        2,845

Ohio Environmental Improvement

  USX Corp., 5.625%, 5/1/29                               2,000        1,815

Ohio Housing Fin. Agency

  Single Family

    Residual Interest Bond / Inverse Floater
    (Currently 9.922%), 3/31/31
    (GNMA Guaranteed) *                                     465          501

Ohio Water Dev. Auth., PCR

  Cleveland Electric

    6.10%, 8/1/20 *                                       2,600        2,530

    7.70%, 8/1/25                                         2,800        3,077

  Toledo Edison

    7.55%, 6/1/23                                         4,500        4,609

    8.00%, 10/1/23 *                                      3,700        4,077

Ohio Water Dev. Auth., Solid Waste Disposal,
  Bay Shore Power

    5.875%, 9/1/20 *                                      6,000        5,732

    6.625%, 9/1/20 *                                      3,000        3,114

Total Ohio (Cost  $49,302)                                            51,158


OKLAHOMA  0.9%

Jackson County Memorial Hosp. Auth.

    Jackson County Memorial Hosp.,
    7.30%, 8/1/15                                    $    4,300   $    4,474

Tulsa Municipal Airport

  American Airlines

    7.375%, 12/1/20 *                                     2,000        2,085

    7.60%, 12/1/30 *                                      5,240        5,527

Total Oklahoma (Cost  $11,480)                                        12,086


OREGON  0.3%

Clackamas County Hosp. Fac. Auth.

    Senior Living Fac. - Mary Woods,
    6.625%, 5/15/29                                       2,500        2,460

Western Generation Agency,
  Wauna Cogeneration,

    7.25%, 1/1/09 *                                       1,800       1 ,902

Total Oregon (Cost  $4,235)                                            4,362


PENNSYLVANIA  3.6%

Allegheny County Hosp. Dev. Auth.

  St. Francis Medical Center, 5.75%, 5/15/27              2,000        1,826

Beaver County IDA, PCR

  Cleveland Electric, 7.625%, 5/1/25                      2,400        2,633

  Toledo Edison, 7.75%, 5/1/20                            2,000        2,205

Berks County IDA, Lutheran Home at Topton

    6.875%, 1/1/23 (AMBAC Insured)                        5,310        5,595

Bucks County IDA

  Health Care Fac.

    6.20%, 5/1/19                                         1,275        1,201

    6.30%, 5/1/29                                         3,225        3,003

Chester County HEFA, Jefferson Health,

    5.375%, 5/15/27                                       3,500        3,167

Lancaster County Hosp. Auth., St. Annes Home

    6.60%, 4/1/24                                         3,200        3,083

Montgomery County Higher Ed. and Health Auth.

  Brittany Pointe,

    8.50%, 1/1/22 (Prerefunded 1/1/03!)                   2,500        2,853

  Redeemer Long Term Care and Elder Services

    8.00%, 6/1/22 (Prerefunded 6/1/02!)                   5,755        6,329

    8.20%, 6/1/06 (Prerefunded 6/1/02!)                     730          806

  Pennsylvania Economic Dev. Fin. Auth.

    National Gypsum, 6.25%, 11/1/27 *                     5,500        5,383

Pennsylvania Housing Fac. Auth

    Residual Interest Bond / Inverse Floater

    (Currently 10.066%), 10/1/23 *                   $    1,500   $    1,637

Philadelphia Auth. for Industrial Dev., Health Care Fac.

  Baptist Home of Philadelphia, 5.60%, 11/15/28           2,750        2,442

  Pauls Run Retirement Community

    5.75%, 5/15/18                                          400          363

    5.85%, 5/15/13                                        1,165        1,098

    5.875%, 5/15/28                                       3,400        3,056

Total Pennsylvania (Cost  $45,933)                                    46,680


RHODE ISLAND  0.5%

Rhode Island Housing and Mortgage Fin.

    Residual Interest Bond / Inverse Floater
    (Currently 10.509%), 4/1/24 *                         1,000        1,089

    Homeownership Opportunity, 6.70%, 10/1/14             5,000        5,234

Total Rhode Island (Cost  $6,000)                                      6,323


SOUTH CAROLINA  2.9%

Connector 2000 Assoc.

  Greenville Toll Road

    Zero Coupon, 1/1/08                                   2,600        1,465

    Zero Coupon, 1/1/10                                   2,900        1,413

    Zero Coupon, 1/1/13                                   5,200        2,237

    Zero Coupon, 1/1/20                                   9,900        2,629

    Zero Coupon, 1/1/21                                  12,300        3,061

    Zero Coupon, 1/1/26                                   6,700        1,188

    Zero Coupon, 1/1/31                                  21,100        2,654

    Zero Coupon, 1/1/32                                  10,000        1,177

    Zero Coupon, 1/1/34                                   7,750          800

    Zero Coupon, 1/1/36                                  10,000          904

Georgetown County, PCR, International Paper

    6.25%, 9/1/23 *                                       2,000        1,994

Piedmont Municipal Power Agency, South Carolina Electric

    5.25%, 1/1/15                                         5,500        4,937

South Carolina Jobs Economic Dev. Auth.

  First Mortgage Lutheran Homes

    6.625%, 5/1/20                                   $    5,500   $    5,358

    6.625%, 5/1/28                                        2,500        2,411

South Carolina Public Service Auth

    5.875%, 1/1/23 (FGIC Insured)                         5,000        5,008

Total South Carolina (Cost  $41,705)                                  37,236


SOUTH DAKOTA  0.2%

South Dakota HDA, Homeownership, 6 65%, 5/1/14            2,420        2,534

Total South Dakota (Cost  $2,420)                                      2,534


TENNESSEE  1.9%

Metropolitan Gov't. of Nashville and Davidson Counties

  Mur-Ci Homes, 7.75%, 12/1/26                            4,615        4,628

  Water and Sewer, 7.70%, 1/1/12 (FGIC Insured)           8,750       10,539

Tennessee Housing Dev. Agency

  Homeownership

    5.70%, 7/1/31 *                                       9,000        8,667

    7.625%, 7/1/22 *                                         75           78

Total Tennessee (Cost  $23,652)                                       23,912


TEXAS  9.3%

Abilene Health Fac. Dev.

  Sears Methodist Retirement

    5.875%, 11/15/18                                      4,750        4,445

    5.90%, 11/15/25                                       2,000        1,847

    6.00%, 11/15/29                                       3,500        3,261

Alliance Airport Auth., American Airlines,

    7.00%, 12/1/11 *                                      3,070        3,324

Amarillo Health Fac. Dev., Sears Panhandle Retirement

    7.75%, 8/15/26                                        4,800        5,710

Bell County Health Fac. Dev., King's Daughter Hosp.

    9.25%, 7/1/08                                         2,630        2,715

Brazos River Auth., Houston Lighting and Power

    6.375%, 4/1/12 (MBIA Insured)                        10,000       10,649

Dallas County Utility and Reclamation Dist.

    5.875%, 2/15/29 (AMBAC Insured)                  $    8,000   $    7,986

Denison Hosp. Auth.

  Texoma Medical Center

    6.125%, 8/15/27                                       3,770        3,552

    7.10%, 8/15/24 (Prerefunded 8/15/04!)                 3,650        3,972

Falls County Jail Fac. Fin., Criminal Detention Center

    9.75%, 8/1/09                                           575            0

Gainesville IDC, GTE Valenite, 8.90%, 5/15/11 *           2,810        2,970

Harris County Health Fac. Dev.

  Memorial Hosp.,
  7.125%, 6/1/15 (Prerefunded 6/1/02!)                    5,000        5,455

  Methodist Hosp., VRDN (Currently 3 00%)                 8,900        8,900

  Saint Luke's Episcopal Hosp.,
    VRDN (Currently 3.10%)                                  9,700        9,700

LaSalle County Jail Fac. Fin.

    Criminal Detention Center, 9.75%, 8/1/09                560            0

Matagorda County Navigation Dist., PCR,
  Central Power and Light

    7.50%, 12/15/14                                       2,000        2,075

Northwest Texas Independent School Dist., GO,
  School Buildings

    Zero Coupon, 8/15/32                                 20,000        2,625

Paris Health Fac. Dev., McCuistion Regional Medical Center

    7.60%, 2/1/12                                         4,500        4,906

Pecos County Jail Fac. Fin., Criminal Detention Center

    9.75%, 8/1/09                                           565            0

San Antonio Electric and Gas

    Zero Coupon, 2/1/10 (FGIC Insured)                    5,000        2,897

San Saba County Jail Fac. Fin.

  Criminal Detention Center, 9.75%, 8/1/09                  550            0

Texas, GO

  TRAN, 4.50%, 8/31/00                                   15,000       15,114

  Veterans Housing Assistance, 6.25%, 12/1/15               710          720

Tomball Hosp. Auth.

  Tomball Regional Hosp.

    6.00%, 7/1/19                                         2,000        1,919

    6.00%, 7/1/25                                         4,000        3,804

    6.10%, 7/1/08                                         5,000        5,043

Tyler Health Fac. Dev.

  Mother Frances Hosp.

    5.40%, 7/1/08                                         1,315        1,274

    5.625%, 7/1/13                                        4,960        4,671

Total Texas (Cost  $116,766)                                         119,534


UTAH  0.6%

Intermountain Power Agency,
    5.75%, 7/1/19 (MBIA Insured)                     $    4,000   $    4,026

Tooele County, PCR, Laidlaw Environmental,
    7.55%, 7/1/27 *                                       2,000        2,127

Utah Housing Fin. Agency

  Sub. Lien

    6.25%, 7/1/05                                           135          137

    7.50%, 7/1/05                                           445          465

    7.60%, 7/1/05                                           365          378

    7.75%, 7/1/05                                           400          415

    7.75%, 1/1/23 *                                          50           50

    8.55%, 7/1/04                                            95           98

    8.65%, 7/1/04                                           280          287

    8.70%, 7/1/01                                             5            5

    9.25%, 7/1/01                                            25           26

    9.60%, 7/1/02 *                                           5            5

    9.75%, 7/1/02                                            15           15

    9.85%, 7/1/02 *                                          60           61

Total Utah (Cost  $7,691)                                              8,095


VERMONT  0.1%

Vermont Ed. and Health Buildings Fin. Agency

  Medical Center Hosp. of Vermont

    7.45%, 9/1/23 (FGIC Insured)                          1,400        1,452

Total Vermont (Cost  $1,400)                                           1,452


VIRGINIA  1.6%

Norfolk Port and Ind. Auth., Henson Aviation

    9.625%, 8/1/12 *                                        680          739

Pocahontas Parkway Assoc.

  Capital Appreciation, Toll Road

    Zero Coupon, 8/15/10                                  3,600        1,823

    Zero Coupon, 8/15/13                                  2,800        1,153

    Zero Coupon, 8/15/14                                  3,100        1,189

    Zero Coupon, 8/15/15                                  3,200        1,148

    Zero Coupon, 8/15/18 (ACA Insured)                   15,000        4,775

    Zero Coupon, 8/15/19                                  4,000        1,093

Pocahontas Parkway Assoc

  Capital Appreciation, Toll Road

    Zero Coupon, 8/15/22                             $    4,600   $    1,011

    Zero Coupon, 8/15/23                                  4,700          967

Roanoke IDA

  Roanoke Memorial Hosp., Carilion Health System

    VRDN (Currently 3.00%)                                4,700        4,700

Virginia Beach Dev. Auth., Beverly Enterprises

    10.00%, 4/1/10                                        2,320        2,434

Total Virginia (Cost  $22,232)                                        21,032


WASHINGTON  2.4%

Chelan County Public Utility Dist. #1

    Zero Coupon, 6/1/20 (MBIA Insured)                   19,350        5,755

Snohomish County Housing Auth.

  Millwood Estates Project

    5.50%, 6/1/29                                         3,750        3,496

    6.25%, 6/1/29                                           680          652

Spokane County IDC, Kaiser Aluminum and Chemical

    7.60%, 3/1/27 *                                       2,500        2,654

Washington, GO, 5.70%, 10/1/15                            7,500        7,740

Washington Public Power Supply System

    Zero Coupon, 7/1/14 (FSA Insured)                     6,400        2,780

    6.30%, 7/1/12                                         2,000        2,163

  Nuclear Project

    5.50%, 7/1/17                                         5,000        4,867

    7.25%, 7/1/09                                         1,000        1,131

Total Washington (Cost  $30,633)                                      31,238


WISCONSIN  1.2%

Green Bay Redev. Auth. Ind. Dev.,

  Fort James Project

    5.60%, 5/1/19 *                                       3,000        2,795

Oconto Falls CDA, Oconto Falls Tissue,

    7.75%, 12/1/22 *                                      2,800        2,885

Wisconsin HEFA

  National Regency of New Berlin, 8.00%, 8/15/25          5,970        6,491

Wisconsin HEFA

  Waukesha Memorial Hosp.

    5.25%, 8/15/19 (AMBAC Insured)                   $    3,835   $    3,579

Total Wisconsin (Cost  $15,108)                                       15,750


WYOMING  1.1%

Sweetwater County, PCR

  Idaho Power, VRDN (Currently 2.75%)                     1,100        1,100

  Solid Waste Disposal, FMC, 6.90%, 9/1/24 *              5,000        5,195

Wyoming CDA, Single Family, 6.70%, 6/1/17                 1,395        1,423

Wyoming Community Dev. Auth.

    5.70%, 12/1/35                                        2,700        2,596

    5.75%, 12/1/29 *                                      4,500        4,362

Total Wyoming (Cost  $14,177)                                         14,676


PREFERRED SHARES  0.5%

MuniMae TE Bond Subsidiary, Common Pfd. Shares (Series A)

    (144a), 6.875%, 6/30/09 *                             6,000        5,989

Total Preferred Stocks  (Cost  $6,000)                                 5,989



Total Investments in Securities

100.5% of Net Assets (Cost  $1,271,633)                           $1,293,454

Other Assets Less Liabilities                                         (7,041)

NET ASSETS                                                        $1,286,413
                                                                  ------------
Net Assets Consist of:

Accumulated net investment income - net of distributions          $       68

Accumulated net realized gain/loss - net of distributions             (7,879)

Net unrealized gain (loss)                                            21,821

Paid-in-capital applicable to 108,352,777 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized   1,272,403

NET ASSETS                                                        $1,286,413

NET ASSET VALUE PER SHARE                                         $    11.87


    *   Interest subject to alternative minimum tax
    !   Used in determining portfolio maturity
  ACA   American Capital Access
AMBAC   AMBAC Indemnity Corp.
  CDA   Community Development Administration
  COP   Certificates of Participation
 FGIC   Financial Guaranty Insurance Company
  FHA   Federal Housing Authority
  FSA   Financial Security Assurance Corp.
 GNMA   Government National Mortgage Association
   GO   General Obligation
  HDA   Housing Development Authority
 HEFA   Health & Educational Facility Authority
  HFA   Health Facility Authority
 HFFA   Health Facility Financing Authority
HHEFA   Health & Higher Educational Facility Authority
  IDA   Industrial Development Authority
  IDB   Industrial Development Bond
  IDC   Industrial Development Corp.
  IDR   Industrial Development Revenue
 MBIA   Municipal Bond Investors Assurance Corp.
  PCR   Pollution Control Revenue
  PFA   Pollution Facility Authority
 TECP   Tax-Exempt Commercial Paper
 TRAN   Tax Revenue Anticipation Note
 VRDN   Variable Rate Demand Note
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 0.7% of net assets.

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                    6 Months
                                                                       Ended
                                                                     8/31/99

Investment Income

Interest income                                                    $  40,390

Expenses

  Investment management                                                4,181

  Shareholder servicing                                                  408

  Custody and accounting                                                 119

  Prospectus and shareholder reports                                      42

  Legal and audit                                                         24

  Registration                                                            12

  Directors                                                                6

  Miscellaneous                                                            4

  Total expenses                                                       4,796

  Expenses paid indirectly                                                (1)

  Net expenses                                                         4,795

Net investment income                                                 35,595

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                          (4,376)

  Futures                                                                648

  Net realized gain (loss)                                            (3,728)

Change in net unrealized gain or loss on securities                  (67,499)

Net realized and unrealized gain (loss)                              (71,227)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $ (35,632)
                                                                   ----------


The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                       6 Months            Year
                                                          Ended           Ended
                                                        8/31/99         2/28/99

Increase (Decrease) in Net Assets

Operations

  Net investment income                                 $35,595         $68,904

  Net realized gain (loss)                               (3,728)          9,608

  Change in net unrealized gain or loss                 (67,499)        (17,235)

  Increase (decrease) in net assets from operations     (35,632)         61,277

Distributions to shareholders

  Net investment income                                 (35,595)        (68,904)

  Net realized gain                                           -          (6,383)

  Decrease in net assets from distributions             (35,595)        (75,287)

Capital share transactions*

  Shares sold                                           130,738         303,295

  Distributions reinvested                               24,660          52,381

  Shares redeemed                                      (154,889)       (226,525)

  Increase (decrease) in
  net assets from capital
  share transactions                                        509         129,151

Net Assets

Increase (decrease) during period                       (70,718)        115,141

Beginning of period                                   1,357,131       1,241,990

End of period                                        $1,286,413      $1,357,131
                                                     ---------------------------
*Share information

  Shares sold                                            10,622          24,041

  Distributions reinvested                                2,015           4,149

  Shares redeemed                                       (12,631)        (17,959)

  Increase (decrease) in shares outstanding                   6          10,231

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Unaudited                                                     August 31, 1999


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 1, 1985.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation   Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other   Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian, which are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities   At August 31, 1999, the fund held
     investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Other   Purchases and sales of portfolio securities, other than short-term securities, aggregated $497,924,000 and $533,374,000, respectively, for the six months ended August 31, 1999.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income.

     At August 31, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,271,633,000. Net unrealized gain aggregated $21,821,000 at period-end, of which $49,253,000 related to appreciated investments and $27,432,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $681,000 was payable at August 31, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At August 31, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $377,000 for the six months ended August 31, 1999, of which $69,000 was payable at period-end.



T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

Investment Services And Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person Available in T. Rowe Price Investor Centers.


     ACCOUNT SERVICES

     Checking Available on most fixed income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(registered trademark) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


     BROKERAGE SERVICES*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
     Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
     ** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

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4200 West Cypress Street
10th  Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

"T. Rowe Price Invest with Confidence" (registered trademark)

T. Rowe Price Investment Services, Inc., Distributor.          F59-051  8/31/99



Semiannual Report

Tax-Free Funds
August 31, 1999


T. Rowe Price

Report Highlights
--------------------------------------------------------------------------------
Tax-Free Funds

o Strong U.S. economic growth and rising interest rates hurt the bond market over the past six months.

o All funds posted negative returns over the difficult six-month period, except for the Tax-Exempt Money Fund and PLUS Class shares, which benefited from higher short-term rates.

o A common goal across the funds was to improve the dividend yield as rates rose.

o While rates could trend higher, |municipal bonds continue to offer attractive after-tax yields at current levels.



UPDATES AVAILABLE

For updates on the fund following the end of each calendar quarter, please see our Web site www.troweprice.com.


Fellow Shareholders

     The U.S. economy's above-average growth during the six months ended August 31 was good for consumers but not so good for bond investors. Interest rates rose throughout the period as investors worried about a buildup in inflationary pressures and the possibility-which became an actuality-of monetary tightening by the Federal Reserve. As a result, declines in taxable and municipal bond prices led to meager or negative returns on most longer-term bond funds for the period. The tax-free bond funds were not immune to this trend.

MARKET ENVIRONMENT

For Municipal Bond and Notes Yields
--------------------------------------------------------------------------------

         30-Year AAA            5-Year AAA              1-Year  Moody's
         General Obligations    General Obligations     Investment Grade 1 Note

8/98     4.93                   3.85                    3.5

         4.82                   3.7                     3.3

         4.92                   3.7                     2.95

11/98    4.89                   3.75                    3.05

         4.94                   3.75                    3.05

         4.87                   3.65                    2.95

2/99     4.99                   3.78                    3

         5.04                   3.83                    3.15

         5.08                   3.85                    3.2

5/99     5.16                   4                       3.2

         5.33                   4.33                    3.5

         5.41                   4.3                     3.55

8/99     5.6                    4.4                     3.75

Source: T. Rowe Price Associates.


     The U. S. economy continued its robust growth, driven by exuberant consumer spending. Although broad measures of inflation did not rise appreciably, tight labor markets, low unemployment, and a rebound in energy prices raised fears of a buildup in inflationary pressures. The fixed income markets reacted nervously to these developments as well as to the increased likelihood of action by the Federal Reserve. Indeed, as summer approached, Fed Chairman Alan Greenspan served clear warning that the central bank would act to preempt a rise in inflation. Actions soon followed words as the Fed raised key short-term interest rates on June 30 and again on August 24, pushing the federal funds target rate up a total of 50 basis points (one-half of a percentage point) to 5.25%. With these moves the Fed effectively rescinded two of its three rate reductions last fall, when it had moved swiftly to ease a global financial crisis. Signs of recovery in many Asian and Latin American nations most affected by that crisis helped push the U.S. dollar lower and interest rates higher.


Market Changes Spell Higher Tax-Free Yields
--------------------------------------------------------------------------------

     Structural changes are taking place in the fixed income markets resulting in higher tax-free yields for investors.

     The chart below tracks the yield on 30-year, AAA general obligation municipal bonds as a percentage of long-term Treasury bond yields since 1981. Historically, the yield on these municipal bonds has averaged about 85% of the Treasury yield. This discount reflected both the tax benefit of municipals and uncertainty about future tax laws. Investors in the 31% federal tax bracket, for example, keep only 69% of their income from taxable bonds. Therefore, they would logically be attracted to high-quality municipal bonds offering 85% or more of the prevailing Treasury yield.

     The sharp spike in municipal yields in 1986 reflects the tax reform debate, which posed a threat to municipal bonds' federal tax exemption. Accordingly, municipal bond yields reached parity with Treasury yields. However, when the Tax Reform Act of 1986 left the tax benefit intact, municipal bond prices rose sharply until yields had fallen to more normal levels.

     Recently, different forces have been at work that go beyond the impact of 1998's global financial crisis. At that time, shaky world markets prompted foreign investors (who have no need for U.S. tax-exempt bonds) to buy Treasuries, and Treasury yields plunged to near parity with municipals.

     Since then, Treasury yields have returned to pre-crisis levels, but municipal yields are again unusually high at about 94% of Treasury yields. According to Mary Miller, director of the T. Rowe Price municipal bond department, the current relationship is "illogical from a tax standpoint" but unlikely to change soon.

     For one thing, the supply of Treasury debt is shrinking due to the federal budget surplus, while outstanding municipal supply continues to grow. In addition, the supply of taxable bonds outside of Treasuries-including corporate, asset-backed and mortgage-backed bonds-has also risen, and this has created more competition in the market. As a result, even as tax-exempt yields have risen in relation to Treasury yields over the past two years, they have fallen in relation to the yields on other high-quality taxable bonds.

     Over time, income makes up the vast majority of a bond investor's total return. Therefore, these developments have given investors the opportunity to earn higher-than-expected tax-free income with little or no sacrifice of credit quality.


For Municipal/Treasury Yield Ratio
--------------------------------------------------------------------------------

                  Treasury Ratio            Treasury Average

                  79                        84.5

                  78.4                      84.5

'81               83.2                      84.5

                  81.6                      84.5

                  86.6                      84.5

                  86.3                      84.5

                  93.3                      84.5

                  88.4                      84.5

                  87.6                      84.5

                  89.2                      84.5

                  88.3                      84.5

                  86.3                      84.5

                  86.6                      84.5

                  84.8                      84.5


'82               82.1                      84.5

                  85.5                      84.5

                  86.3                      84.5

                  91.9                      84.5

                  86.5                      84.5

                  84.1                      84.5

                  81.9                      84.5

                  83.7                      84.5

                  81.4                      84.5

                  84.9                      84.5

                  81.9                      84.5

                  78.8                      84.5


'83               78.4                      84.5

                  80.1                      84.5

                  79.7                      84.5

                  81                        84.5

                  78.7                      84.5

                  78.3                      84.5

                  77.6                      84.5

                  76.1                      84.5

                  75.5                      84.5

                  76.5                      84.5

                  76.3                      84.5

                  75.9                      84.5


'84               77.6                      84.5

                  80.4                      84.5

                  85.1                      84.5

                  84                        84.5

                  83.7                      84.5

                  79.3                      84.5

                  79.2                      84.5

                  80.4                      84.5

                  79.4                      84.5

                  80.1                      84.5

                  80.4                      84.5

                  82.5                      84.5


'85               84.5                      84.5

                  87.2                      84.5

                  83.7                      84.5

                  83.4                      84.5

                  88                        84.5

                  81                        84.5

                  81.5                      84.5

                  89.4                      84.5

                  93.1                      84.5

                  97.3                      84.5

                  100.9                     84.5

                  97                        84.5


'86               93.1                      84.5

                  89.5                      84.5

                  87.3                      84.5

                  87.8                      84.5

                  87.6                      84.5

                  85.6                      84.5

                  86.4                      84.5

                  86.1                      84.5

                  90.8                      84.5

                  89.2                      84.5

                  90                        84.5

                  85.5                      84.5


'87               83.6                      84.5

                  86.3                      84.5

                  89.2                      84.5

                  86.3                      84.5

                  84.6                      84.5

                  86.2                      84.5

                  88.3                      84.5

                  88.1                      84.5

                  83.4                      84.5

                  83.7                      84.5

                  85.9                      84.5

                  82.5                      84.5


'88               81.7                      84.5

                  83                        84.5

                  81.9                      84.5

                  82.2                      84.5

                  82.3                      84.5

                  79.9                      84.5

                  81.2                      84.5

                  83.1                      84.5

                  81.3                      84.5

                  81.4                      84.5

                  85.3                      84.5

                  85.9                      84.5


'89               85.4                      84.5

                  87.4                      84.5

                  90.4                      84.5

                  87.5                      84.5

                  85.9                      84.5

                  83.5                      84.5

                  82                        84.5

                  83                        84.5

                  81.8                      84.5

                  81.6                      84.5

                  84.5                      84.5

                  82.7                      84.5


'90               80.7                      84.5

                  81                        84.5

                  80.9                      84.5

                  82.2                      84.5

                  85                        84.5

                  83.5                      84.5

                  83.7                      84.5

                  84.3                      84.5

                  83.2                      84.5

                  82.3                      84.5

                  82.7                      84.5

                  82.2                      84.5

'91               83.2                      84.5

                  84.6                      84.5

                  82.9                      84.5

                  83.2                      84.5

                  86.6                      84.5

                  84.5                      84.5

                  83.5                      84.5

                  82.9                      84.5

                  80.9                      84.5

                  81.7                      84.5

                  80.4                      84.5

                  79.1                      84.5


'92               82.4                      84.5

                  84                        84.5

                  84.7                      84.5

                  81.7                      84.5

                  82.5                      84.5

                  83.4                      84.5

                  79.8                      84.5

                  83.8                      84.5

                  81.5                      84.5

                  81.7                      84.5

                  81.7                      84.5

                  83.8                      84.5


'93               87                        84.5

                  86.3                      84.5

                  87.1                      84.5

                  85.7                      84.5

                  82                        84.5

                  83.4                      84.5

                  84.1                      84.5

                  86.8                      84.5

                  84.1                      84.5

                  81.5                      84.5

                  82.8                      84.5

                  81.9                      84.5


'94               81.9                      84.5

                  81.3                      84.5

                  81.7                      84.5

                  84.4                      84.5

                  83.8                      84.5

                  80.5                      84.5

                  80.0                      84.5

                  80.1                      84.5

                  81.8                      84.5

                  84.8                      84.5

                  89.1                      84.5

                  86                        84.5

'95               87.9                      84.5

                  89.5                      84.5

                  88.5                      84.5

                  87.2                      84.5

                  87.5                      84.5

                  87.1                      84.5

                  84.4                      84.5

                  85.6                      84.5

                  84.1                      84.5

                  84.4                      84.5

                  83.4                      84.5

                  81.8                      84.5


'96               80.9                      84.5

                  80.1                      84.5

                  82.8                      84.5

                  84.2                      84.5

                  82.2                      84.5

                  81.8                      84.5

                  80.9                      84.5

                  81                        84.5

                  80.7                      84.5

                  79.6                      84.5

                  80.4                      84.5

                  81.8                      84.5


'97               81                        84.5

                  82                        84.5

                  85                        84.5

                  85.7                      84.5

                  84.8                      84.5

                  86.2                      84.5

                  85.8                      84.5

                  86.5                      84.5

                  87.4                      84.5

                  87.1                      84.5

                  89.7                      84.5

                  89.2                      84.5


'98               93.8                      84.5

                  97.3                      84.5

                  95.6                      84.5

                  96.3                      84.5

                  97.4                      84.5

                  95.5                      84.5

                  89.5                      84.5

                  89.7                      84.5

                  89.8                      84.5

                  88.5                      84.5

                  89.2                      84.5

                  88.5                      84.5


8/99              92.3                      84.5

Source: Municipal Market Data

     Interest rates rose across all maturities, with the bellwether 30-year Treasury bond rising from near 5% at the beginning of the year to over 6% for the first time since mid-1998. Short-term yields rose a bit more than intermediate and long-term bond yields over the period, creating a flatter yield curve-a typical occurrence when the Fed is actively raising short-term rates. Municipal market interest rates also rose throughout the period, as shown in the chart on page 1, but not as much as those on taxable bonds. Municipals were helped by strong seasonal demand in July through the reinvestment of proceeds from maturing bonds and other cashflows. Thus, for much of the past six months, overall returns on municipals compared favorably with their taxable counterparts, although both were modest at best.

     In August, however, this trend reversed. A heavy supply of corporate bonds in the market pushed up their yields and attracted "crossover" institutional buyers-those who buy either corporate or municipal bonds depending on their after-tax yields. The drop in demand for municipals from these institutional investors (some of whom also sold municipals from their portfolios), combined with a reluctance by dealers to add to their bond inventories, created a weak market tone. Municipal yields rose to their highest level of the past year. After outperforming taxable bonds through July, municipals lost ground in August, and their performance fell more in line with taxable securities for the entire six-month period.


TAX-EXEMPT MONEY FUND AND PLUS SHARES

Performance Comparison
--------------------------------------------------------------------------------
                                                                Since Inception*
Periods Ended 8/31/99         6 Months        12 Months            (PLUS Shares)
--------------------------------------------------------------------------------

Tax-Exempt Money Fund            1.38%             2.78%                      -

Tax-Exempt Money Fund
PLUS Shares                       1.31              -                     2.06%

Lipper Tax-Exempt Money
Market Funds Average              1.29              2.63                  2.14

*11/1/98

Tax-Exempt Money Fund PLUS Shares
--------------------------------------------------------------------------------

Starting November 1, 1998, we created a new class of shares called The Tax-Exempt Money - PLUS Class. The share class is offered as part of our new Asset Manager Account, which incorporates a number of additional services, such as unlimited checkwriting and a debit card. Both the Tax-Exempt Money Fund and Tax-Exempt Money - PLUS are based on the same portfolio, and as such will be reported on together in future annual and semiannual reports. However, performance will differ because the classes of shares have different expense ratios. Tax-Exempt Money - PLUS will have no impact on the expenses, share price, or yield of the original Tax-Exempt Money Fund.

Note: To request a prospectus for any T. Rowe Price fund, please call 1-800-638-5660. Read the prospectus carefully before investing.

     The Tax-Exempt Money Fund's results were comfortably ahead of its Lipper peer group average for both the 6- and 12-month periods ended August 31, 1999. The six-month return for the Tax-Exempt Money Fund PLUS shares was slightly ahead of the Lipper average, but its return since inception on November 1, 1998, trailed Lipper by eight basis points, a reflection of the PLUS shares' higher expenses that accompany their additional services.

     During the past six months, short-term tax-exempt yields moved higher as the Federal Reserve lifted the federal funds rate twice, as mentioned. On August 31 yields in the 30- to 90-day range were 50 basis points higher than six months earlier while 6- and 12-month rates were up 75 basis points. Additionally, later in the reporting period the short-term tax-exempt yield curve grew noticeably steeper as one-year securities yielded 65 basis points more than one- to seven-day maturities. This contrasted with a difference of 15 basis points on February 28.

     We took advantage of these changes by maintaining a longer-than-average weighted average maturity (WAM) throughout the period. On February 28, the WAM was 53 days compared with 42 days for the peer group average. From March through May, we recognized opportunity in the slope of the yield curve and extended maturity as much as 25 to 28 days beyond that of our competitors. As we approached summer, we allowed our average maturity to drift down closer to the average. This more neutral posture coincided well with the beginning of the seasonal increase in new note issuance and the Fed's tighter monetary stance. Now that the Fed has raised rates twice, we intend to modestly lengthen our weighted average maturity, although not as much as earlier in the year. On August 31, the WAM was 54 days, four days longer than the peer group average.

     Growth in money market fund assets slowed markedly so far in 1999. Tax-exempt funds, which total $192.8 billion, increased by only 2.7%, the lowest rate of increase in six years. However, this slow growth in demand has been well balanced by manageable supply. While tax-exempt industry assets were up approximately $5 billion, supply of new issues for the year is higher by only $1.7 billion.


TAX-FREE SHORT-INTERMEDIATE FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 8/31/99                                6 Months          12 Months
--------------------------------------------------------------------------------

Tax-Free Short-Intermediate Fund                       -0.07%             2.32%

Lipper Short-Intermediate
Municipal Debt Funds Average                           -0.55               1.52

     During the past six months, against a backdrop of rising interest rates, dividend income largely offset the drop in the fund's net asset value, resulting in only a small loss for the period. For the 12 months ended August 31, the fund posted a respectable gain in a difficult environment. Performance in both periods surpassed the average for the fund's Lipper peer group, a result of the fund's low expenses, our duration strategy, and credit research. (Duration is a measure of a bond fund's sensitivity to interest rates. For example, a fund with a duration of three years would fall or rise about 3% in price in response to a one-percentage-point rise or fall in interest rates.)

     While the duration at the end of August was unchanged at 3.0 years from six months earlier, it varied between 2.8 and 3.2 years in the interim. As rates moved higher, we initially extended duration in May in anticipation of a slowdown in second quarter growth. When the slowdown failed to materialize, we moved back to a neutral position then shortened again as prices rose in July. Heavy Treasury, corporate, and municipal issuance in August caused intermediate and long-term tax-exempt rates to rise to their highest levels of the year-levels not seen since 1997. Recently, we have begun to extend duration because of the higher rates, good valuations (see story on page 2), investor demand, and the prospects for lower issuance through the rest of 1999.

     Our sector diversification experienced some changes primarily due to our efforts to extend duration rather than to any shift in opinion about the credit quality or relative value of individual securities. Our allocation to shorter prerefunded securities declined while exposure to longer maturities, including nuclear revenue and state general obligation bonds, increased. These sector adjustments resulted in a moderate decline in the fund's overall credit quality from AA to AA-, based on our in-house research.


TAX-FREE INTERMEDIATE BOND FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 8/31/99                       6 Months          12 Months
--------------------------------------------------------------------------------

Tax-Free Intermediate Bond Fund             -1.85%            0.36%

Lipper Intermediate
Municipal Debt Funds Average                -1.87             0.25

     Your fund suffered along with other intermediate- and longer-term bond funds during the six months ended August 31 and provided a negative return that was slightly ahead of the Lipper average for similar funds. For the 12-month period, the fund posted a small gain that again surpassed the competitor average as dividend income of $0.48 overcame the drop in net asset value. Our relatively favorable results were largely due to the fund's low expenses and our management of duration. (See Tax-Free Short-Intermediate Fund report for an explanation of the effect duration has on bond fund prices when interest rates rise or fall.)

     At the end of August, the portfolio's duration was 5.1 years, down from 5.4 years six months earlier. At different times during the course of the reporting period, we lengthened or shortened when we thought it appropriate to take advantage of fluctuations in the market. Our focus in a period of generally rising rates was to improve the fund's dividend yield and to make opportunistic purchases of attractively valued bonds that would serve as core holdings. The fund's overall credit rating remained stable at AA, based on our in-house rating system, and higher using the ratings from national rating agencies.

     We also made some changes in our allocation to various sectors. Primary among them were sharp increases in state general obligation and dedicated tax revenue bonds, which we believe will perform better than other types of securities in the current economic environment. We also have recently begun to reduce the fund's allocation to hospital securities because of cutbacks in Medicare reimbursement payments, which could adversely affect the sector.


TAX-FREE INCOME FUND

     In a difficult environment for bonds, the fund's returns were negative for the 6- and 12-month periods. However, they were better than the average returns for our competition due to the fund's below-average expenses and our investment strategy. Dividend income, which was steady in both periods, partly offset the decline in net asset value.


Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 8/31/99               6 Months         12 Months
--------------------------------------------------------------------------------

Tax-Free Income Fund                  -2.99%            -1.14%

Lipper General Municipal
Debt Funds Average                    -3.34             -1.63

     Our portfolio management strategy changed as the market reversed course from the bond market rally that occurred in the second half of 1998. For most of the past six months, we targeted a neutral duration of 7.5 years after pursuing a more aggressive posture in the prior six months. (Duration is a better measure of sensitivity to interest rate movements than the average maturity of the portfolio.) We accomplished this by raising cash reserves modestly from 1% to 2% of assets last year to between 3% and 4% this year. We also sold some of our lower-coupon, longer-maturity bonds to buy others with more defensive characteristics, such as higher coupons and shorter durations.

     In August, when long-term municipal rates rose to their highest level of the past 12 months, a number of bonds in the portfolio that had been trading to their shorter call dates began trading to maturity. As a result, fund duration extended almost half a year to just under eight years. At the same time, the fund's weighted average maturity was at its shortest point of the last 10 years. With rates at their current levels, we expect to see little further extension of duration in the portfolio and will continue to target a neutral posture. During the summer, we sold bonds with losses and reinvested the proceeds in new bonds with higher yields. This action helps lift the portfolio's dividend yield to shareholders and allows us to use a capital loss to offset any recognized capital gains.

     One reason why we did not become more defensive in our investment posture is the attractiveness of municipal bonds relative to taxable alternatives. For the past year, long-term AAA rated municipal bond yields have ranged between 87% and 98% of comparable Treasury yields, well above the long-term average of 85%. At times both lower-rated and insured bonds have yielded much more than Treasuries. While this appears to be a reaction to current supply-and-demand factors (see story on page 2), it gave us reason to be more optimistic about the municipal market.

     Our credit exposure is little changed from six months ago except for a reduction in the hospital sector from 15% to 12% of assets, a reflection of its poor financial performance. We increased our holdings of state general obligation debt from 5% to 7% in recognition of the benefits of enhanced tax revenues due to the strong economy. Overall, the fund's average credit quality was AA- at the end of August, based on T. Rowe Price research, and slightly higher based on national agency ratings.


TAX-FREE HIGH YIELD FUND

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 8/31/99                       6 Months          12 Months
--------------------------------------------------------------------------------

Tax-Free High Yield Fund                      -2.71%             -1.18%

Lipper High Yield Municipal
Debt Funds Average                            -1.95               -0.49

     Against a backdrop of sharply rising interest rates during the past six months, municipal tax-exempt bonds fared poorly along with other fixed income securities. Your fund posted negative returns for the 6- and 12-month periods ended August 31 and trailed the average returns for the Lipper universe of competing funds.

     Factors that contributed to the fund's relatively weak results included our longer duration and our exposure to high-quality bonds, which were more adversely affected by rising rates than lower-rated securities. Low-quality securities turned in a better performance because of their higher coupon and shorter call date structure; as the economy showed continued strength, so did the financial prospects of many high-yield bonds. Since we are somewhat underweighted in them, our relative performance suffered.

     At the end of August, the fund's duration stood at 8.2 years up from 7.6 years at the end of February. Much of this extension occurred late in the period as our holdings with shorter call dates began trading to their final maturity. The biggest changes occurred within the BBB and lower segment of the portfolio as we have added holdings and extended our duration within them. In our effort to take advantage of the recent upturn in yields, we increased below-investment-grade issues to 25% of the fund, up from 22% six months ago. Yields on new low-quality issues range between 6.5% and 7.5%, levels we find attractive for long-term investments. The fund's weighted average quality was A-, based on our in-house rating system.


For Quality Diversification
--------------------------------------------------------------------------------

Tax-Free High-Yield Fund

AAA           AA              A              BBB               BB and below

  5           24             19               27                         25

Based on net assets of 8/31/99


     We added to positions in sectors of the market that have declined and now offer attractive yields, including corporate-backed municipals. This strategy should enable us to increase the fund's average coupon and dividend yield. We have continued to add to our holdings in long-term healthcare while reducing exposure to uninsured hospitals, which is currently at its lowest level of portfolio assets in several years. (The increase in these bonds shown in the Sector Diversification table after this letter reflects additions in very high-quality money market holdings for liquidity purposes.)

OUTLOOK

     Interest rates could move higher in coming months because of persistent strength in the domestic economy and recovery overseas. The Fed is keeping a close eye on inflationary pressures, particularly in the labor markets, and could tighten another 25 basis points if it intends to move the federal funds rate back to its level of a year ago. However, the Fed is also interested in maintaining a liquid and orderly market as we approach the end of the year and the transition to 2000, which could serve to moderate future rate increases. At the same time, it is important to recognize that the increase in rates so far this year could be enough to slow certain sectors of the economy. At present, we are focusing on the higher yields available in the marketplace and on the current appeal of tax-free municipal bonds relative to taxable securities.

Respectfully submitted,

Mary J. Miller
Director
Municipal Bond Department

September 24, 1999



T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS

                                                     2/28/99      8/31/99
Tax-Exempt Money Fund
--------------------------------------------------------------------------------

Price Per Share                                        $1.00        $1.00

Dividends Per Share

  For 6 months                                         0.014        0.014

  For 12 months                                        0.029        0.027

  Dividend Yield (7-Day Compound) *                    2.54%        2.80%

Weighted Average Maturity (days)                         53           54

Weighted Average Quality **                      First Tier   First Tier


Tax-Exempt Money Fund PLUS Shares
--------------------------------------------------------------------------------

Price Per Share                                      $  1.00      $  1.00

Dividends Per Share

  For 6 months                                        0.007!        0.013

  For 12 months                                           --            --

Dividend Yield (7-Day Compound) *                       2.07         2.67%

Weighted Average Maturity (days)                          53           54

Weighted Average Quality **                       First Tier   First Tier


To request a prospectus for any T. Rowe Price fund, please call 1-800-638-5660. Read the prospectus carefully before investing.

(continued on next page)



T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS


                                                     2/28/99      8/31/99
Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

Price Per Share                                      $  5.39      $  5.27

Dividends Per Share

  For 6 months                                          0.11         0.11

  For 12 months                                         0.22         0.21

Dividend Yield *

  For 6 months                                          4.07%        4.03%

  For 12 months                                         4.12         4.14

30-Day Standardized Yield                               3.16         3.97

Weighted Average Maturity (years)                       4.0          4.2

Weighted Average Effective Duration (years)             3.0          3.0

Weighted Average Quality ***                             AA          AA-


Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------

Price Per Share                                      $ 11.13      $ 10.65

Dividends Per Share

  For 6 months                                          0.24         0.24

  For 12 months                                         0.48         0.48

Dividend Yield *

  For 6 months                                          4.39%        4.45%

  For 12 months                                         4.42         4.56

30-Day Standardized Yield                               3.36         4.16

Weighted Average Maturity (years)                       8.5          7.3

Weighted Average Effective Duration (years)             5.4          5.1

Weighted Average Quality ***                             AA           AA

(continued on next page)


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------

Portfolio Highlights

KEY STATISTICS

                                                     2/28/99      8/31/99
Tax-Free Income Fund
--------------------------------------------------------------------------------

Price Per Share                                      $  9.94      $  9.39

Dividends Per Share

  For 6 months                                          0.25         0.25

  For 12 months                                         0.50         0.50

Dividend Yield *

  For 6 months                                          5.13%        5.28%

  For 12 months                                         5.19         5.42

30-Day Standardized Yield                               4.11         4.81

Weighted Average Maturity (years)                      16.1         15.5

Weighted Average Effective Duration (years)             7.3          7.7

Weighted Average Quality ***                            AA-          AA-


Tax-Free High Yield Fund
--------------------------------------------------------------------------------

Price Per Share                                      $ 12.53      $ 11.87

Dividends Per Share

  For 6 months                                          0.33         0.33

  For 12 months                                         0.66         0.65

Dividend Yield *

  For 6 months                                          5.34%        5.52%

  For 12 months                                         5.45         5.65

30-Day Standardized Yield                               4.46         5.10

Weighted Average Maturity (years)                      19.3         18.4

Weighted Average Effective Duration (years)             7.6          8.2

Weighted Average Quality ***                             A-           A-

* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

*** Based on T. Rowe Price research. ! Dividends for the period 11/1/98 to 2/28/99.

#     Dividends for the period 11/1/98 to 2/28/98.


T. Rowe Price Tax-Free Funds
--------------------------------------------------------------------------------


Performance Comparison
--------------------------------------------------------------------------------

These charts show the value of a hypothetical $10,000 investment in the funds over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


For Performance Comparison
--------------------------------------------------------------------------------

Tax-Exempt Money Fund
--------------------------------------------------------------------------------

                  Lipper            TEM

8/89              10000             10000

8/90              10557             10548

8/91              10911             11014

8/92              11254             11343

8/93              11487             11579

8/94              11719             11832

8/95              12096             12220

8/96              12472             12606

8/97              12851             13003

8/98              13245             13418

8/99              13596             13791


For Performance Comparison
--------------------------------------------------------------------------------

Tax-Free Short-Intermediate Fund
--------------------------------------------------------------------------------

                  Lehman            Lipper           TFS

8/89              10000             10000            10000

8/90              10659             10617            10642

8/91              11600             11525            11427

8/92              12619             12454            12237

8/93              13450             13398            13030

8/94              13798             13597            13313

8/95              14742             14434            14096

8/96              15321             14942            14637

8/97              16173             15766            15417

8/98              17105             16617            16281

8/99              17603             16935            16658


For Performance Comparison
--------------------------------------------------------------------------------

Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------

                  Lehman            Lipper           TII

11/30/92          10000             10000            10000

8/93              10883             10909            11103

8/94              11037             11036            11308

8/95              12007             11843            12212

8/96              12475             12355            12696

8/97              13446             13271            13572

8/98              14471             14248            14599

8/99              14688             14303            14652


For Performance Comparison
--------------------------------------------------------------------------------

Tax-Free Income Fund
--------------------------------------------------------------------------------

                  Lehman            Lipper           TFI

8/89              10000             10000            10000

8/90              10642             10485            10530

8/91              11897             11726            11721

8/92              13225             13066            13087

8/93              14838             14680            14857

8/94              14859             14553            14739

8/95              16176             15655            15934

8/96              17024             16438            16802

8/97              18598             17947            18311

8/98              20207             19477            19934

8/99              20308             19190            19707


For Performance Comparison
--------------------------------------------------------------------------------

Tax-Free High Yield Fund
--------------------------------------------------------------------------------

                  Lehman            Lipper           TFH

8/89              10000             10000            10000

8/90              10659             10461            10699

8/91              11993             11474            11847

8/92              13409             12644            13203

8/93              15157             14056            14945

8/94              15134             14162            15059

8/95              16480             15264            16232

8/96              17442             16124            17179

8/97              19154             17718            18944

8/98              20856             19263            20624

8/99              20944             19180            20380


Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                               Since   Inception
Periods Ended 8/31/99       1 Year   5 Years   10 Years    Inception        Date
--------------------------------------------------------------------------------

Tax-Exempt Money             2.78%     3.11%      3.27%          --      4/8/81

Tax-Exempt Money PLUS            -        -          -        2.06%     11/1/98

Tax-Free Short-Intermediate  2.32      4.59       5.24            -    12/23/83

Tax-Free Intermediate Bond   0.36      5.32          -         5.82    11/30/92

Tax-Free Income             -1.14      5.98       7.02            -    10/26/76

Tax-Free High Yield         -1.18      6.24       7.38            -      3/1/85


Investment returns represent past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. Investments in the Money Fund and PLUS Class shares are not insured or guaranteed by the FDIC or any other government agency. Although they seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund and PLUS Class shares.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


Investment Services And Information


     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person Available in T. Rowe Price Investor Centers.


     ACCOUNT SERVICES

     Checking Available on most fixed income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(registered trademark) and
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     BROKERAGE SERVICES*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and
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     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
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     *    T. Rowe Price Brokerage is a division of T. Rowe Price Investment
          Services, Inc., Member NASD/SIPC.

     ** Based on a January 1999 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free**
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond***
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond


MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors. ** Formerly named Florida Insured Intermediate Tax-Free. *** Formerly named Tax-Free Insured Intermediate Bond.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site

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T. Rowe Price Investment Services, Inc., Distributor.           C03-051 8/31/99